Deposits	12 Months Ended
Mar. 31, 2024
Deposits
9. Deposits
The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2024 are shown in the following table:

	Time deposits	Certificates of deposit	Total

	(in millions of yen)
Domestic offices:
Due in one year or less	21,154,572	2,339,785	23,494,357
Due after one year through two years	1,121,763	121,500	1,243,263
Due after two years through three years	917,388	—	917,388
Due after three years through four years	273,448	—	273,448
Due after four years through five years	316,649	—	316,649
Due after five years	300,193	—	300,193

Total	24,084,013	2,461,285	26,545,298

Foreign offices:
Due in one year or less	24,366,453	8,783,902	33,150,355
Due after one year through two years	34,381	98,670	133,051
Due after two years through three years	14,995	172,673	187,667
Due after three years through four years	211	74,003	74,214
Due after four years through five years	1	—	1
Due after five years	—	—	—

Total	24,416,041	9,129,247	33,545,288

Total	48,500,053	11,590,532	60,090,586

The aggregate estimated amounts of time deposits and certificates of deposit that meet or exceed insurance limit issued by domestic and foreign offices at March 31, 2023 and 2024 are shown in the following table:

	2023	2024

	(in billions of yen)
Domestic offices:
Time deposits	13,977	17,031
Certificates of deposit	6,232	2,461

Total	20,209	19,492

Foreign offices:
Time deposits	22,503	24,416
Certificates of deposit	7,556	9,129

Total	30,059	33,545

The aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances at March 31, 2023 and 2024 was ¥586 billion and ¥516 billion, respectively.